                                                    OMB APPROVAL

                                                    OMB Number:        3235-0456
                                                    Expires:     August 31, 2003
                                                    Estimated average burden
                                                    hours per response.........1

                            UNITED STATES SECURITIES
                            AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 24F-2
                        ANNUAL NOTICE OF SECURITIES SOLD
                             PURSUANT TO RULE 24f-2

READ INSTRUCTIONS AT END OF FORM BEFORE PREPARING FORM.

1.       Name and address of issuer:
         Hartford Dividend and Growth HLS Fund
         P.O. Box 2999
         Hartford, CT 06104-2199

2. The name of each series or class of securities for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): / /

3.       Investment Company Act File Number: 811-08629

         Securities Act File Number: 33-72572

4(a).    Last day of fiscal year for which this Form is filed:

         December 31, 2002

4(b).    /X/ Check box if this Form is being filed late (I.E., more than 90 calendar days after the end of the issuer's fiscal year).
             (See instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.

4(c).    / / Check box if this is the last time the issuer will be filing this
             Form.

 5. Calculation of registration fee:
(i)      Aggregate sale price of securities sold during
     the fiscal year pursuant to section 24(f):                                          $ 117,183,841
(ii) Aggregate price of securities redeemed or
      repurchased during the fiscal year:                          $ 39,751,815
iii) Aggregate price of securities redeemed or
      repurchased during any PRIOR fiscal year ending no
      earlier than October 11, 1995 that were not
      previously used to reduce registration fees payable
      to the Commission                                            $          0
(iv) Total available redemption
      credits [add Items 5(ii) and 5(iii)]:                                              $ 39,751,815
(v) Net sales -- if Item 5(i) is greater
     than                                Item 5(iv) [subtract                            $ 77,432,026
     Item 5(iv) from Item 5(i)]:
(vi) Redemption credits available for use in future years -- if
     Item 5(i) is less than Item 5(iv) [subtract Item 5(iv)
     from Item 5(i)]:                                              $(         )
vii) Multiplier for determining registration fee                                         .0000809
      (See Instruction C.9):                                                            X
(viii) Registration fee due [multiply Item 5(v) by
         Item 5(vii)] (enter "0" if no fee is                                           =$6,264.25
due):

6.       Prepaid Shares

         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:
         _______________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _______________.

7.       Interest due -- if this Form is being filed more than 90
         days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                        +$       20.59

8.       Total of the amount of the registration fee due plus any
         interest  due [line 5(viii) plus line 7]:
                                                                                        =$    6,284.84

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: May 28, 2003
         Method of Delivery:
             /X/ Wire Transfer
             / / Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)* /s/

                                     George Jay

                                     Vice President

Date May 2003

* Please print the name and title of the signing officer below the signature.